Financial risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 43,198	$ 21,616
Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	4,762	5,912
Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities	16	18
Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	1,693	1,932
Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	36,727	13,754
Parent Entity
Assets pledged as collateral
Financial assets pledged to secure liabilities	43,061	21,459
Parent Entity | Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	4,625	5,755
Parent Entity | Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities	16	18
Parent Entity | Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	1,693	1,932
Parent Entity | Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 36,727	$ 13,754